Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statements of Loss and Comprehensive Loss
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )	$ 51,744,817	$ 47,695,828
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Royalty revenues	$ 818,584	$ 1,019,861
Other revenues	51,937	81,435
Total revenues	52,615,338	48,797,124
Cost of sales other than impairment loss on inventories, net of subsidies of nil (2022 - $924,644 )	(49,591,156)	(52,561,404)
Impairment loss on inventories	(5,498,347)	(3,772,066)
Total Cost of sales	$ (55,089,503)	$ (56,333,470)
Cost, Product and Service [Extensible Enumeration]	us-gaap:ProductMember, us-gaap:ServiceMember	us-gaap:ProductMember, us-gaap:ServiceMember
Gross profit (loss)	$ (2,474,165)	$ (7,536,346)
Research and development expenses	(484,224)	(880,151)
Selling, general and administrative expenses, net of subsidies of nil (2022 - $99,840 )	(46,424,295)	(60,538,424)
Impairment loss related to intangible assets	(17,979,060)	(1,527,000)
Impairment loss related to property, plant and equipment		(14,765,582)
Impairment loss on assets held for sale	(15,346,119)
Impairment loss on right of use assets	(424,454)
Impairment loss related to goodwill	(19,542,436)	(3,288,847)
Net gain (loss) on sale of property, plant and equipment	(172,945)	6,469
Loss from operating activities	(102,847,698)	(88,529,881)
Finance income	1,445	7,123
Finance costs	(3,824,030)	(2,143,978)
Loss on issuance of derivatives	(3,156,569)
Foreign exchange gain (loss)	6,434,510	(685,708)
Change in revaluation of marketable securities		(107,203)
Gain on revaluation of derivatives	14,709,805	7,035,118
Loss on settlement of liability	(120,021)
Nonoperating income (expense)	14,045,140	4,105,352
Loss before income taxes	(88,802,558)	(84,424,529)
Net loss	(88,802,558)	(84,424,529)
Other comprehensive income (loss)
Net change in unrealized foreign currency gains (losses) on translation of net investments in foreign operations (tax effect of nil for all periods)	(6,724,667)	750,248
Total other comprehensive income (loss)	(6,724,667)	750,248
Total comprehensive loss	(95,527,225)	(83,674,281)
Net loss attributable to:
Equity holders of the Company	(60,459,666)	(74,971,745)
Non-controlling interest	(28,342,892)	(9,452,784)
Net loss	(88,802,558)	(84,424,529)
Total comprehensive loss attributable to:
Equity holders of the Company	(67,184,333)	(74,218,802)
Non-controlling interest	(28,342,892)	(9,455,479)
Total comprehensive loss	$ (95,527,225)	$ (83,674,281)
Basic loss per share attributable to:
Total loss per share, basic	$ (5.12)	$ (15.54)
Diluted loss per share attributable to:
Total loss per share, diluted	$ (5.12)	$ (15.54)
Basic weighted-average number of common shares	11,812,337	4,824,336
Diluted weighted average number of common shares	11,812,337	4,824,336